Fair values (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of fair value measurement of assets [abstract]
Fair values measurement

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
June 30, 2026
	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	55,262	—	56,239	—	56,239
Financial liabilities	51,005	—	51,828	—	51,828
	106,267

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2025
	Financial assets
Financial assets measured at fair value
Current portion of fair value of derivative financial instruments	113	—	113	—	113
	113

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	58,345	—	59,453	—	59,453
Financial liabilities	51,954	—	52,511	—	52,511
	110,299

Valuation techniques and significant unobservable inputs

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs
Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Long-term borrowings and financial liabilities	Discounted cash flow	Discount rate